Visualix Acquisition (Details) - Schedule of Purchase Price $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Purchase Price [Abstract]
Cash	$ 61
Stock (4,928 common stock shares at $87.00 per share)	429
Total Purchase Price	$ 490